Convertible Notes Payable (Details) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Convertible notes payable	$ 85,637,000	$ 76,560,000
Discount, original issuance	(50,979,000)	(44,928,000)
Premium (discount), embedded derivative	(1,163,000)	(964,000)
Discount, fair value of preferred units	(2,500,000)	(2,031,000)
Discount, beneficial conversion features	(1,799,000)	(1,799,000)
Convertible notes payable	29,196,000	26,838,000
Phase I [Member]
Convertible notes payable	9,077,000	40,587,000
Discount, original issuance	(6,051,000)	(20,946,000)
Premium (discount), embedded derivative	(199,000)	181,000
Discount, fair value of preferred units	(469,000)
Discount, beneficial conversion features		(1,799,000)
Convertible notes payable	$ 2,358,000	18,023,000
Phase II [Member]
Convertible notes payable		35,973,000
Discount, original issuance		(23,982,000)
Premium (discount), embedded derivative		(1,145,000)
Discount, fair value of preferred units		(2,031,000)
Discount, beneficial conversion features
Convertible notes payable		$ 8,815,000